Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 9 - INCOME TAXES

The components of income tax (benefit) expense are as follows for the years ended December 31:

	2014	2013
	(In Thousands)
Current:
Federal	$181	$(72)
State	2	1
	183	(71)

Deferred:
Federal	(187)	205
State	-	-
	(187)	205
Total income tax (benefit) expense	$(4)	$134

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2014	2013
	% of	% of
	Income	Income
Federal income tax at statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
Tax-exempt income	(38.0)	(23.2)
Other	3.5	(0.2)
Effective tax rates	(0.5)%	10.6%

The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

	2014	2013
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$816	$800
Deferred compensation	243	220
Impairment of operating lease	9	24
Write-down of securities	10	10
Write-down of OREO	17	-
Restricted stock awards	7	16
Charitable contribution carryover	120	93
Other	123	80
Alternative minimum tax carryforward	634	413
Net unrealized holding loss on available-for-sale securities	-	853
Gross deferred tax assets	1,979	2,509

Deferred tax liabilities:
Depreciation	(307)	(250)
Deferred loan costs/fees	(437)	(413)
Mortgage servicing rights	(536)	(481)
Net unrealized holding gain on available-for-sale securities	(12)	-
Gross deferred tax liabilities	(1,292)	(1,144)
Net deferred tax asset	$687	$1,365

Deferred tax assets as of December 31, 2014 and 2013 have not been reduced by a valuation allowance because management believes that it is more likely than not that the full amount of deferred taxes will be realized.

As of December 31, 2014, the Company had no operating loss carryovers for income tax purposes.

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. As of December 31, 2014 and 2013, there were no material uncertain tax positions related to federal and state income tax matters. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended December 31, 2011 through December 31, 2014.

In January of 2011, the Bank formed a subsidiary Passive Investment Company (PIC). Under State of Connecticut statutes, such a company is not subject to Connecticut corporation business taxes. Provided that the Bank meets the mandated statutory requirements, the Company’s Connecticut corporation business taxes should be significantly reduced or eliminated.